S000054583 [Member] Investment Strategy - Franklin International Low Volatility High Dividend Index ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund seeks to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies in which its component securities are denominated are rising relative to the U.S. dollar. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the fund’s subadviser. Franklin Advisers is affiliated with both FTFA and the fund. The fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. The fund’s investments in derivative instruments and other investments that provide investment exposure similar to the component securities of the Underlying Index are included in the fund’s 80% basket.
The Underlying Index is composed of equity securities in developed markets outside of the United States across a range of market capitalizations that are included in the MSCI World ex-US IMI Local Index. Stocks in the Underlying Index must have demonstrated profitability over the last four fiscal quarters as a whole. Only stocks that have paid or are anticipated to pay a dividend are included in the Underlying Index. The methodology calculates a composite “stable yield” score, with the yield of stocks with relatively high price volatility (as measured over the past 12 months based on the standard deviation of daily returns) and earnings volatility (as measured by the variation of past earnings and projected earnings) and from countries with relatively high interest rates adjusted downward and the yield of stocks with relatively low price volatility and earnings volatility and from countries with relatively low interest rates adjusted upward. The Underlying Index will also take into account foreign withholding taxes on dividend payments to minimize their impact on distribution yield. Underlying Index weights are calculated to maximize its stable yield score subject to concentration limits, liquidity requirements and turnover restraints. Franklin Advisers anticipates that the number of component securities in the Underlying Index will range from 50 to 200 but this number may vary due to market conditions. At the time of each reconstitution, no individual component of the Underlying Index will exceed 2.5% of the Underlying Index, no individual sector will exceed 25% of the Underlying Index, no country will exceed 15% of the Underlying Index, no region will exceed 50% of the Underlying Index and real estate investment trust (“REIT”) components as a whole will not exceed 15% of the Underlying Index. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The fund’s securities portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The composition of the Underlying Index and the fund after reconstitution and rebalancing may fluctuate and exceed the above Underlying Index limitations due to market movements. As of June 30, 2026, the Underlying Index consisted of securities from the following 18 countries: Australia, Canada, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large-, mid- or small-capitalization companies.
The fund may invest up to 20% of its net assets in foreign currency forward contracts and other currency hedging instruments, certain index futures, options, options on index futures, swap contracts or other derivatives (“Financial Instruments”) related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including ETFs; and in securities and other instruments not included in its Underlying Index, but which Franklin Advisers believes will help the fund track its Underlying Index. As noted below, the fund invests in currency hedging instruments to offset the fund’s exposure to the currencies in which the fund’s holdings are denominated. The fund may also invest in equity index futures and currency derivatives to gain exposure to local markets or segments of local markets for cash flow management purposes and as a portfolio management technique.
Hedging. The fund’s investments will be denominated in foreign currencies, thereby potentially subjecting the fund to fluctuations in exchange rates between such currencies and the U.S. dollar. The Underlying Index applies a methodology to effectively create a “hedge” against such fluctuations. In order to replicate the “hedging” component of the Underlying Index, the fund intends to enter into foreign currency forward contracts designed to offset the fund’s exposure to the currencies in which the fund’s holdings are denominated. The fund’s exposure to foreign currency forward contracts is based on the aggregate exposure of the fund to the currencies and will generally be reset on a monthly basis. The fund may also enter into forward currency futures, options on foreign currency and currency swaps, and may purchase currency structured notes. At times, there will be differences in the relative values of the foreign currency forwards and the underlying foreign securities until the portfolio is rebalanced.
Index investing. The fund uses a “passive” or indexing investment approach to achieve its investment objective. Unlike many investment companies, the fund does not try to outperform its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Underlying Index and also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
The subadviser may use a representative sampling indexing strategy to manage the fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. When representative sampling is used, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, risk, market capitalization, country/region exposures and sector exposures) and fundamental characteristics (such as portfolio yield, price/earnings ratios and price/book ratios) similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index.
Industry concentration policy. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to approximately the same extent that the Underlying Index is concentrated in the securities of such particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry concentration policy. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry to approximately the same extent that the Underlying Index is concentrated in the securities of such particular industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.